Loans Payable - Schedule of Loans Payable (Parentheticals) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cedar Advance LLC [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	Feb. 16, 2024	Feb. 16, 2024
Debt discount	$ 23,040	$ 23,040
Pawn Funding [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	Feb. 22, 2024	Feb. 22, 2024
Debt discount	$ 18,240	$ 18,240
Slate Advance LLC [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	Dec. 22, 2023	Dec. 22, 2023
Debt discount	$ 26,786	$ 26,786
Meged Funding Group [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	Jan. 17, 2024	Jan. 17, 2024
Debt discount	$ 24,986	$ 24,986
Arin Funding LLC [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	Jan. 12, 2024	Jan. 12, 2024
Debt discount	$ 1,000	$ 1,000
Arin Funding LLC One [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	Jan. 23, 2024	Jan. 23, 2024
Debt discount	$ 2,500	$ 2,500
Jeffrey Gardner [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	Apr. 15, 2023	Apr. 15, 2023
Interest rate	12.00%	12.00%
Cedar Advance LLC One [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	Jul. 28, 2023	Jul. 28, 2023
Pawn Funding One [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	Aug. 04, 2023	Aug. 04, 2023
National Bank & Trust [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	Oct. 09, 2024	Oct. 09, 2024
Interest rate	4.50%	4.50%
Cedar Advance LLC Two [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	Aug. 17, 2023	Aug. 17, 2023
Debt discount	$ 329,419	$ 329,419
Pawn Funding Two [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	Aug. 17, 2023	Aug. 17, 2023
Debt discount	$ 329,419	$ 329,419